091-21200 fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

SEC
Mail Processing
Section
SEP 26 2016
Washington DC
412

16019103

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Bats BZX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

RECEIVED
2016 SEP 26 PM 12:31
SEC / TM

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
September 23, 2016

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 26 2016 |

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 19, 2016

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| FINX | Trust | Investment Company Units | INDXX Global Fintech Thematic Index | World | Broad |
| SNSR | Trust | Investment Company Units | INDXX Global Internet of Things Thematic Index | World | Broad |
| BOTZ | Trust | Investment Company Units | INDXX Global Robotics & Artificial Intelligence Thematic Index | World | Broad |
| BSJO | Trust | Investment Company Units | NASDAQ BulletShares USD High Yield Corporate Bond 2024 Index | U.S. | Broad |
| BSCQ | Trust | Investment Company Units | NASDAQ BulletShares USD Corporate Bond 2026 Index | U.S. | Broad |
| JPHF | Trust | Investment Company Units | Exchange listed common stocks, preferred stocks, warrant, rights, U.S. and non-U.S. real estate investment trusts, depositary receipts, cash and cash equivalents, corporate debt, futures contracts, over-the-counter and exchange-traded call and put options, non-exchange-traded investment company securities, ETFs, swaps, forward currency transactions, U.S. Government obligations and U.S. government-sponsored mortgage-backed securities | World | Broad |
| NUAG | Trust | Investment Company Units | BofA Merrill Lynch US Broad Market Index | U.S. | Broad |
| FDVV | Trust | Investment Company Units | Fidelity Core Dividend Index | World | Broad |

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 19, 2016

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| FDRR | Trust | Investment Company Units | Fidelity Dividend Index | U.S. | Broad |
| FDLO | Trust | Investment Company Units | Fidelity U.S. Low Volatility Factor Index | U.S. | Broad |
| FDMO | Trust | Investment Company Units | Fidelity U.S. Momentum Factor Index | U.S. | Broad |
| FVAL | Trust | Investment Company Units | Fidelity U.S. Value Factor Index | U.S. | Broad |
| FQAL | Trust | Investment Company Units | Fidelity U.S. Quality Factor Index | U.S. | Broad |

Bats

RECEIVED

2016 SEP 26 PM 12:31

SEC / TM

SEC
Mail Processing
Section

SEP 26 2016

Washington DC
412

September 23, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats BZX Exchange, Inc.

Ms. Jackson,

On behalf of Bats BZX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding thirteen (13) derivative securities products that commenced trading on Bats BZX Exchange on September 19, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 26 2016 |